WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Sep. 20, 2021	Jun. 24, 2021	Apr. 28, 2021	Apr. 07, 2021	Aug. 20, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 25, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			50,207,439
Conversion of securities into common stock (in shares)			2,759,970
(Gain) loss from fair value adjustment			$ 100,900			$ (3,424)	$ 84,455	$ (1,493)
Conversion of securities into common stock			$ 60,600
Sale of stock, number of shares Issued in transaction (in shares)			22,500,000
Number of shares called from each warrant (in shares)					1
Exercise Price (in dollars per share)				$ 0.01
Number of shares called from exchange of warrants (in shares)				350,000
Warrants and rights outstanding					$ 302,600
Issued irrevocable notice redemption (in shares)	12,786,129
Cash net of broker fees						145,300
Issuance of common stock warrants for services				$ 9,200		$ 9,183
Legacy Stem Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)						23,673
Public Warrants
Class of Warrant or Right [Line Items]
Sale of stock, number of shares Issued in transaction (in shares)					12,786,168
Exercise Price (in dollars per share)	$ 11.50				$ 11.50
Number of shares called from exchange of warrants (in shares)	12,638,723
Warrants and rights outstanding					$ 185,900
Cash net of broker fees	$ 145,300
Net gain revaluation and redemption	134,900
Gain on redemption of warrants	$ 2,100
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)						0			7,181,134
(Gain) loss from fair value adjustment		$ 52,000
Number of shares called from exchange of warrants (in shares)					7,181,134				4,683,349
Warrants and rights outstanding					$ 116,700